INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Summary of intangible assets

	December 31,	December 31,
	2020	2019
Software	$49,540	$46,391
Copyrights	—	880,034
Less: accumulated amortization	(44,036)	(148,000)
	$5,504	$778,425